Net Investment In Finance And Sales-type Leases (Minimum Future Lease Payments On Finance And Sales-type Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Net Investment In Finance And Sales-type Leases [Abstract]
2015	$ 74,239
2016	71,295
2017	59,919
2018	58,401
2019	50,015
Thereafter	95,413
Minimum future lease payments on finance and sales-type leases	$ 409,282